LIQUIDITY RISKS AND OTHER UNCERTAINTIES (Details) - USD ($) $ / shares in Units, $ in Millions						12 Months Ended
	Aug. 01, 2023	Apr. 05, 2023	Aug. 15, 2022	Aug. 10, 2022	Jun. 10, 2022	Dec. 31, 2022	Sep. 30, 2023	Aug. 09, 2022	Oct. 28, 2021
LIQUIDITY RISKS AND OTHER UNCERTAINTIES
Accumulated deficit						$ 37.5	$ 44.2
Proceeds from Warrant Exercises						7.0
Proceeds from Issuance of Warrants						7.0
ADS
LIQUIDITY RISKS AND OTHER UNCERTAINTIES
Minimum Stockholders' equity required for continued listing on Nasdaq capital market				$ 2.5
Minimum closing bid price required per ADS	$ 1.00	$ 1.00	$ 1.00		$ 1.00
Threshold number of consecutive business days for calculating closing bid price per ads	10 days	30 days	10 days		30 days
Investors [Member]
LIQUIDITY RISKS AND OTHER UNCERTAINTIES
Proceeds from Warrant Exercises						$ 6.0
Convertible notes 2020
LIQUIDITY RISKS AND OTHER UNCERTAINTIES
Debt Instrument, Face Amount								$ 16.8
Deferred Offering Costs									$ 14.9